Deferred tax assets and liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 96.4	€ 68.7
Deferred tax liabilities	(398.2)	(392.1)
Tax assets/(liabilities)	(301.8)	(323.4)	€ (263.4)
Deferred tax assets not recognized in the financial statements	70.3	66.3
Deferred tax items credited (charged) to equity	12.3	(0.7)	3.0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23.0	15.6
Deferred tax liabilities	(29.3)	(28.0)
Tax assets/(liabilities)	(6.3)	(12.4)	(15.2)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.4	0.3
Deferred tax liabilities	(357.0)	(354.4)
Tax assets/(liabilities)	(356.6)	(354.1)	(295.0)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40.2	30.0
Deferred tax liabilities	(0.4)	(0.4)
Tax assets/(liabilities)	39.8	29.6	28.2
Tax value of loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	20.7	19.1
Deferred tax liabilities	0.0	0.0
Tax assets/(liabilities)	20.7	19.1	15.6
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3.2	0.0
Deferred tax liabilities	(0.3)	(2.5)
Tax assets/(liabilities)	2.9	(2.5)	1.4
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8.9	3.7
Deferred tax liabilities	(11.2)	(6.8)
Tax assets/(liabilities)	€ (2.3)	€ (3.1)	€ 1.6